Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 410,665,815	$ 18,815,448
Other financial liabilities, Non-current	1,705,833,503	781,978,145
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	329,262,093	17,255,692
Other financial liabilities, Non-current	1,703,044,158	760,932,929
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	81,195,765	304,278
Other financial liabilities, Non-current	2,629,715	21,045,216
Non-Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	207,957	$ 1,255,478
Other financial liabilities, Non-current	$ 159,630